Principal Activities and Reorganization - Schedule of Principal Subsidiaries and Consolidated VIE (Details)	12 Months Ended
Dec. 31, 2017
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jun. 06, 2012
Place of incorporation	Cayman Islands
PPDAI HK | Subsidiaries
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jun. 12, 2012
Place of incorporation	Hong Kong, China
Beijing Prosper | Subsidiaries
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Aug. 21, 2012
Place of incorporation	Beijing, China
Shanghai Guangjian | Subsidiaries
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jun. 05, 2017
Place of incorporation	Shanghai, China
Shanghai Shanghu | Subsidiaries
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jun. 15, 2017
Place of incorporation	Shanghai, China
Beijing Paipairongxin | VIE
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%	[1]
Date of incorporation	Jun. 15, 2012
Place of incorporation	Beijing, China
Shanghai PPDai | VIE’s principal subsidiary
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%	[1]
Date of incorporation	Jan. 18, 2011
Place of incorporation	Shanghai, China

[1]	Controlled via contractual relationships